LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2019
LOANS RECEIVABLE, NET
Schedule of loans receivable

	As of	As of
	March 31, 2019	March 31, 2018
	USD	USD
Loans receivable	77,448,759	28,696,234
Allowance for uncollectible loans receivable	(1,083,385)	—
Loans receivable, net	76,365,374	28,696,234
Loans receivable, net – current	36,554,913	28,696,234
Loans receivable, net – non-current	39,810,461	—

Schedule of movement of allowance for uncollectible loans receivable

	Year ended	Year ended
	March 31, 2019	March 31, 2018
	USD	USD

Balance at beginning of the year	—	—
Provision for allowance of uncollectible loans receivable	1,084,225	—
Foreign currency translation adjustments	(840)	—
Balance at end of the year	1,083,385	—